Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Reconciliation of Statement of Operations and Comprehensive Income (Loss) (Detail) - USD ($)		3 Months Ended							4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Revenues		$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses		361,005		385,106		600,414	395,583	146,624	181,824	985,520	577,407	1,346,525	953,436	3,949,600
Loss from operations		(361,005)		(385,106)		(600,414)	(395,583)	(146,624)	(181,824)	(985,520)	(577,407)	(1,346,525)	(953,436)	(3,949,600)
Other income (expense)
Other expense		(238,350)		(102,150)			(53,382)			(96,475)	(42,636)	(334,825)	(65,336)	(930,700)
Other income						5,675		10,746	10,746
Interest income on cash and marketable securities held in Trust Account		44,890		56,038		915,995	933,853	218,104	218,104	972,033	1,151,957	1,016,923	1,872,701	1,022,546
Income (loss) before provision for income taxes		(554,465)		(431,218)		321,256	484,888	82,226	47,026	(109,962)	531,914	(664,427)	853,929	(3,857,754)
Provision for income taxes		14,119		16,722		238,568	278,662	65,082	65,082	255,290	343,744	269,409	558,814	271,087
Net income (loss) and comprehensive income (loss)		(568,584)		(447,940)		82,688	206,226	17,144	(18,056)	(365,252)	188,170	(933,836)	295,115	(4,128,841)
Net loss attributable to common stockholders		$ (592,005)		$ (477,965)		$ (436,015)	$ (294,893)	$ (99,784)	$ (134,984)	$ (912,616)	$ (429,987)	$ (1,502,789)	$ (710,435)	$ (4,684,707)
Weighted-average shares of common stock outstanding, basic and diluted		5,285,931		5,235,225		5,216,179	5,236,983	4,512,112	4,245,745	5,225,702	4,682,079	5,245,925	4,847,100	5,304,752
Net loss per share of common stock, basic and diluted		$ (0.11)		$ (0.09)		$ (0.08)	$ (0.06)	$ (0.02)	$ (0.03)	$ (0.17)	$ (0.09)	$ (0.29)	$ (0.15)	$ (0.88)
As Filed
Condensed Financial Statements, Captions [Line Items]
Revenues		$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses		361,005		385,106		600,414	395,583	146,624	181,824	985,520	577,407	1,346,525	953,436	3,949,600
Loss from operations		(361,005)		(385,106)		(600,414)	(395,583)	(146,624)	(181,824)	(985,520)	(577,407)	(1,346,525)	(953,436)	(3,949,600)
Other income (expense)
Interest income on cash and marketable securities held in Trust Account		44,890		56,038		915,995	933,853	218,104	218,104	972,033	1,151,957	1,016,923	1,872,701	1,022,546
Income (loss) before provision for income taxes		(316,115)		(329,068)		315,581	538,270	71,480	36,280	(13,487)	574,550	(329,602)	919,265	(2,927,054)
Provision for income taxes		14,119		16,772		238,568	278,662	65,082	65,082	255,290	343,744	269,409	558,814	271,087
Net income (loss) and comprehensive income (loss)		(330,234)		(345,790)		77,013	259,608	6,398	(28,802)	(268,777)	230,806	(599,011)	360,451	(3,198,141)
Net loss attributable to common stockholders		$ (353,726)		$ (375,864)		$ (442,226)	$ (241,866)	$ (110,603)	$ (145,803)	$ (817,037)	$ (387,789)	$ (1,169,699)	$ (646,171)	$ (3,757,865)
Weighted-average shares of common stock outstanding, basic and diluted		5,245,947		5,212,356		5,198,305	5,223,704	4,510,025	4,244,122	5,205,331	4,675,325	5,218,968	4,836,966	5,263,939
Net loss per share of common stock, basic and diluted		$ (0.07)		$ (0.07)		$ (0.09)	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.16)	$ (0.08)	$ (0.22)	$ (0.13)	$ (0.71)
Restatement Adjustment
Condensed Financial Statements, Captions [Line Items]
Revenues		$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Other income (expense)
Other expense		(238,350)	[1]	(102,150)	[1]		(53,382)			(96,475) [1]	(42,636) [1]	(334,825) [1]	(65,336) [1]	(930,700) [1]
Other income	[1]					5,675		10,746	10,746
Income (loss) before provision for income taxes		(238,350)		(102,150)		5,675	(53,382)	10,746	10,746	(96,475)	(42,636)	(334,825)	(65,336)	(930,700)
Net income (loss) and comprehensive income (loss)		(238,350)		(102,150)		5,675	(53,382)	10,746	10,746	(96,475)	(42,636)	(334,825)	(65,336)	(930,700)
Net loss attributable to common stockholders		$ (238,279)		$ (102,101)		$ 6,211	$ (53,027)	$ 10,819	$ 10,819	$ (95,579)	$ (42,198)	$ (333,090)	$ (64,264)	$ (926,842)
Weighted-average shares of common stock outstanding, basic and diluted		39,984		22,869		17,874	13,279	2,087	1,623	20,371	6,754	26,957	10,134	40,813
Net loss per share of common stock, basic and diluted		$ (0.04)		$ (0.02)		$ 0.01	$ (0.01)			$ (0.01)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.17)

[1]	The Restatement Adjustments reflect the entries to record the initial warrant liability from the Warrants issued as part of the Private Placement Units and to revalue the warrant liability to the then fair value at the end of each period presented. The initial fair value of the Warrants issued as part of the Private Placement Units of $116,264 was recorded in June 2019 as a warrant liability with an offset to additional paid-in capital. Each subsequent quarter end, starting with June 30, 2019, the warrant liability was adjusted to fair value and the difference is reflected in other income (expense) in the statements of operations and comprehensive income (loss). In addition, each period presented has an adjustment to the common stock subject to possible redemption to ensure that the Company maintains the required net tangible assets of at least $5,000,001.